Note 6 - Inventories (Tables)	12 Months Ended
Dec. 31, 2016
Notes Tables
Schedule of Inventory, Current [Table Text Block]
	2016	2015
Raw materials	$2,695	$2,535
Work in process	728	295
Inventory consigned to others	81	119
Finished goods	172	571
Total inventories	$3,676	$3,520